UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-01932

Valley Forge Fund, Inc.

 (Exact name of registrant as specified in charter)

3741 Worthington Road

Collegeville, PA 19426-3431

 (Address of principal executive offices)(Zip code)

Donald A. Peterson

3741 Worthington Road

Collegeville, PA 19426-3431

 (Name and address of agent for service)

Registrant's telephone number, including area code: (484) 802-3007

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Valley Forge Fund, Inc.

 (VAFGX)

SEMI-ANNUAL REPORT

June 30, 2013

(UNAUDITED)

THE VALLEY FORGE FUND, INC.

TOP TEN HOLDINGS AND SECTOR WEIGHTINGS

JUNE 30, 2013 (UNAUDITED)

As of June 30, 2013, the Fund's top ten holdings were as follows:

Holdings	% of Net Assets
American International Group, Inc.	16.88%
Sandridge Energy, Inc.	13.48%
MBIA, Inc.	10.07%
Bank of America Warrant, 1/16/2019, Class A	9.72%
WPX Energy, Inc.	5.72%
Fairfax Financial Holdings, Ltd.	5.30%
Sears Holding Corp.	4.20%
Novagold Resources, Inc.	2.50%
Chesapeake Energy Corp.	2.31%
Exco Resources, Inc.	2.16%
72.34%

As of June 30, 2013, the Fund's portfolio was invested in the following sectors:

Sectors	% of Net Assets
Common Stocks
Crude Petroleum & Natural Gas	24.32%
Fire, Marine & Casualty Insurance	25.98%
Gold & Silver Ores	2.50%
Retail-Department Stores	4.20%
Surety Insurance	10.07%
Warrants	9.72%
Short-Term Investments	23.89%
Liabilities in Excess of Other Assets	-0.68%
Total	100.00%

THE VALLEY FORGE FUND, INC.

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares		Value

COMMON STOCKS - 67.07%

Crude Petroleum & Natural Gas - 24.32%
11,000	Birchcliff Energy Ltd. *	$ 85,690
15,000	Chesapeake Energy Corp.	305,700
37,500	Exco Resources, Inc.	286,500
375,000	Sandridge Energy, Inc. *	1,785,000
40,000	WPX Energy, Inc. *	757,600
		3,220,490
Fire, Marine & Casualty Insurance - 25.98%
50,000	American International Group, Inc. *	2,235,000
4,500	Berkshire Hathaway, Inc. Class B *	503,640
1,800	Fairfax Financial Holdings, Ltd. *	702,180
		3,440,820
Gold & Silver Ores - 2.50%
156,667	Novagold Resources, Inc. *	330,567

Retail-Department Stores - 4.20%
13,202	Sears Holding Corp. *	555,540

Surety Insurance - 10.07%
100,200	MBIA, Inc. *	1,333,662

TOTAL FOR COMMON STOCKS (Cost $7,894,088) - 67.07%		$ 8,881,079

WARRANT - 9.72%
235,722	Bank of America Warrant, 1/16/2019, Class A *	1,287,042

TOTAL FOR WARRANT (Cost $902,979) - 9.72%		$ 1,287,042

SHORT TERM INVESTMENTS - 23.89%
3,162,840	US Bank Money Market Savings - IT 0.05% **	3,162,840

TOTAL FOR SHORT TERM INVESTMENTS (Cost $3,162,840) - 23.89%		$ 3,162,840

TOTAL INVESTMENTS (Cost $11,959,907) - 100.68%		$ 13,330,961

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.68)%		(89,945)

NET ASSETS - 100.00%		$ 13,241,016

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2013.

The accompanying notes are an integral part of these financial statements.

THE VALLEY FORGE FUND, INC.

STATEMENT OF ASSTS AND LIABILITIES

 JUNE 30, 2013 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $11,959,907)	$ 13,330,961
Receivables:
Shareholder Subscriptions	159
Dividends and Interest	284
Prepaid Expenses	27,063
Total Assets	13,358,467
Liabilities:
Payables:
Shareholder Redemptions	5,677
Accrued Advisory Fees	8,068
Accrued Administrative Fees	2,754
Accrued Director Fees	2,162
Portfolio Securities Purchased	87,820
Other Expenses	10,970
Total Liabilities	117,451
Net Assets	$ 13,241,016

Net Assets Consist of:
Net Capital Paid In on Shares of Capital Stock	$ 9,809,751
Accumulated Undistributed Net Investment Loss	(22,183)
Accumulated Realized Gain on Investments	2,082,394
Unrealized Appreciation in Value of Investments	1,371,054
Net Assets (based on 1,168,461 shares outstanding)	$ 13,241,016

Net Asset Value	$ 11.33

The accompanying notes are an integral part of these financial statements.

THE VALLEY FORGE FUND, INC.

STATEMENT OF OPERATIONS

For the six months ended JUNE 30, 2013 (UNAUDITED)

Investment Income:
Dividends	$ 25,630
Interest	1,131
Total Investment Income	26,761

Expenses:
Advisory Fees (Note 3)	8,068
Administrative Fees (Note 3)	18,384
Audit Fees	4,659
Custody Fees	5,329
Insurance Fees	3,344
Legal Fees	895
Miscellaneous Fees	3,607
Transfer Agent Fees	15,866
Directors Fees	2,984
Printing and Mailing Fees	4,570
NSCC Fees	1,550
Registration Fees	15,393
Total Expenses	84,649

Net Investment Loss	(57,888)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	2,121,407
Net Change in Unrealized Appreciation on Investments	276,489
Net Realized and Unrealized Gain on Investments	2,397,896

Net Increase in Net Assets Resulting from Operations	$ 2,340,008

The accompanying notes are an integral part of these financial statements.

THE VALLEY FORGE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2013	12/31/2012
Increase in Net Assets From Operations:
Net Investment Income (Loss)	$ (57,888)	$ 85,198
Net Realized Gain (Loss) on Investments	2,121,407	(39,013)
Net Change in Unrealized Appreciation on Investments	276,489	416,627
Net Increase in Net Assets Resulting from Operations	2,340,008	462,812

Distributions to Shareholders from:
Net Investment Income	-	(79,087)
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	(79,087)

Capital Share Transactions:
Proceeds from Sale of Shares	1,174,382	3,813,143
Shares Issued on Reinvestment of Dividends	-	68,567
Cost of Shares Redeemed	(5,714,175)	(10,903,759)
Net Decrease from Shareholder Activity	(4,539,793)	(7,022,049)

Net Assets:
Net Decrease in Net Assets	(2,199,785)	(6,638,324)
Beginning of Period	15,440,801	22,079,125
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(22,183) and $35,705, respectively)	$13,241,016	$15,440,801

Share Transactions:
Shares Sold	101,684	383,027
Shares Issued on Reinvestment of Dividends	-	7,150
Shares Redeemed	(521,508)	(1,100,117)
Net Decrease in Shares	(419,824)	(709,940)
Outstanding at Beginning of Period	1,588,285	2,298,225
Outstanding at End of Period	1,168,461	1,588,285

The accompanying notes are an integral part of these financial statements.

THE VALLEY FORGE FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended	Fiscal Years Ended December 31,
	6/30/2013	2012	2011	2010	2009	2008

Net Asset Value, at Beginning of Period	$ 9.72	$ 9.61	$ 9.81	$ 8.82	$ 7.13	$ 9.35

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.04)	0.04	0.09	0.11	0.16	0.23
Net Gain (Loss) on Securities (Realized and Unrealized)	1.65	0.12	(0.08)	1.07	1.57	(2.10)
Total from Investment Operations	1.61	0.16	0.01	1.18	1.73	(1.87)

Distributions:	-	(0.05)	(0.21)	(0.19)	(0.04)	(0.35)

Net Asset Value, at End of Period	11.33	$ 9.72	$ 9.61	$ 9.81	$ 8.82	$ 7.13

Total Return **	16.56% (b)	1.67%	0.08%	13.36%	28.40%	(20.05)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 13,241	$ 15,441	$22,079	$24,233	$ 9,159	$ 6,976
Before Waivers
Ratio of Expenses to Average Net Assets	1.16% (a)	1.74%	1.56%	1.28%	1.37%	1.26%
Ratio of Net Investment Income to Average Net Assets	(0.79)% (a)	0.33%	0.91%	1.20%	1.98%	4.23%
After Waivers
Ratio of Expenses to Average Net Assets	1.16% (a)	1.64%	1.56%	1.28%	1.37%	1.26%
Ratio of Net Investment Income to Average Net Assets	(0.79)% (a)	0.42%	0.91%	1.20%	1.98%	4.23%
Portfolio Turnover	34.53% (b)	188.27%	45.47%	3.33%	15.89%	39.40%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

(a) Annualized

(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

THE VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2013 (UNAUDITED)

NOTE 1.  ORGANIZATION

The Valley Forge Fund, Inc. (the "Fund"), is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.  The Fund's investment objective is to provide appreciation through investment in common stocks and securities convertible into common stock.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following summarizes significant accounting policies followed by the Fund:

Security Valuation:  Securities are valued at the last reported sales price, or in the case of securities where there is no reported last sale, the closing bid price.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by, or under, the supervision of the Fund's Board of Directors in accordance with methods that have been authorized by the Board.  Short-term investments (maturities of 60 days or less) are valued at amortized cost that approximates market value.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair-value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2013:

•	Level 1 – Unadjusted quoted prices in active markets for identical investments
•	Level 2 – Other significant, observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair-value hierarchy levels as of June 30, 2013:

Assets	Level 1	Level 2	Level 3	Total
Equity Securities (a)	$ 8,881,079	$ -	$ -	$ 8,881,079
Warrant	1,287,042	-	-	1,287,042
Short-Term Investments – US Bank Money Market Savings	3,162,840	-	-	3,162,840
Total	$ 13,330,961	$ -	$ -	$13,330,961

(a)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the six months ended June 30, 2013. The Fund did not hold any derivative instruments at any time during the six months ended June 30, 2013. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Securities Transactions and Investment Income:  Security transactions are recorded on the dates the transactions are entered into (the trade dates).  Realized gains and losses on security transactions are determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date.  Interest income is determined on the accrual basis.

Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to Shareholders on the ex-dividend date.  Permanent book and tax differences relating to Shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain or loss.  Undistributed net investment income and accumulated undistributed net realized gain or loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of their net investment income and any realized capital gains. The Fund has complied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2010-2012, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain tax authorities.  As of and during the six months ended June 30, 2013, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders: The Fund intends to distribute to the Shareholders substantially all of the net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results may differ from those estimates.

Subsequent events: Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring disclosure.

NOTE 3.  MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES

Under the terms of the investment management agreement, the Manager has agreed to provide the Fund investment management recommendations to the Fund’s Officers.  As of November 1, 2012, the Fund had entered into an Interim Agreement with Boyle Capital Management, LLC (“BCM”) as the Investment Adviser of the Fund. The adviser contractually agreed to waive a portion of the management fee in an effort to keep overall Fund expenses competitive.  The Interim Agreement continued until March 30, 2013.  For the period April 1, 2013 through May 31, 2013, the Board of Directors had taken over all trading.  At June 1, 2013, the Fund entered into an Advisory Agreement with BCM.  For the six months ended June 30, 2013, the Fund accrued $8,068 in Advisor Fees.  At June 30, 2013, the Fund owed $8,068 to BCM for advisory fees.

During the six months ended June 30, 2013, brokerage commissions of $3,150 were paid to BestVest Co. The son of the Fund’s past President (Mr. Bernard Klawans) is an employee of BestVest Co. and provided the Fund brokerage services. Commissions paid are in compliance with the Fund’s policies. During the six months ended June 30, 2013, brokerage commissions of $6,952 were also paid to TD Ameritrade.

Beginning In May 2011, the Fund agreed to pay its President an administrative fee, payable monthly, for providing management functions and day-to-day Fund operations at an annual rate of 0.20% based upon the average daily assets of the Fund or a monthly minimum of $3,000 and a maximum of $10,000. The fee is accrued daily and paid monthly. An administrative fee of $18,384 was accrued for the six months ended June 30, 2013.  At June 30, 2013, the Fund owed $2,754 in administrative fees.

NOTE 4.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2013, were $3,626,416 and $7,340,333, respectively.  At June 30, 2013, net unrealized appreciation for Federal income tax purposes aggregated $1,371,054, consisting of unrealized appreciation of $1,651,475 and unrealized depreciation of $280,421. The cost of investments at June 30, 2013, for Federal income tax purposes was $11,959,907.

NOTE 5.  CAPITAL SHARE TRANSACTIONS

As of June 30, 2013, there were 10,000,000 shares of $.001 par value capital stock authorized.  The total capital paid in on shares of capital stock equaled $9,809,751.

NOTE 6.  FEDERAL INCOME TAXES

Income and long-term capital gains distributions are determined in accordance with Federal Income Tax regulations which may differ from accounting principles generally accepted in the United States.  As of December 31, 2012, the taxable components of distributable earnings were as follows:

                                           Undistributed ordinary income

              $     35,705

                                           Undistributed appreciation

             $1,094,565

The tax character of distributions paid during the six months ended June 30, 2013 and the fiscal year ended December 31, 2012 is as follows.

	2013	2012
Ordinary income	$ -	$ 79,087
Long-term capital gains	$ -	$ -

NOTE 7.  NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and require additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

THE VALLEY FORGE FUND, INC.

EXPENSE ILLUSTRATION

JUNE 30, 2013 (UNAUDITED)

Expense Example

As a shareholder of the Valley Forge Fund, Inc., you incur ongoing costs that consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2013 through June 30, 2013.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical that are not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2013	June 30, 2013	January 1, 2013 to June 30, 2013

Actual	$1,000.00	$1,165.64	$6.23
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.04	$5.81

* Expenses are equal to the Fund's annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE VALLEY FORGE FUND, INC.

ADDITIONAL INFORMATION

JUNE 30, 2013 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at 1-800-869-1679 or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters ended on March 31 and September 30, respectively. The Fund’s Form N-Qs are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-869-1679.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-855-833-6359.

This Page Was Left Blank Intentionally

 1-800-869-1679

This report is provided for the general information of the Shareholders of the Valley Forge Fund. This report is not intended for distribution to prospective investors in this Fund, unless preceded or accompanied by an effective Prospectus.

Item 2.  Code of Ethics

CODE OF ETHICS

Pursuant to the requirements of Sections 406 and 407 of the Sarbanes Oxley Act of 2002, the Valley Forge Fund, Inc. (the “Fund”), hereby adopts the following Code of Ethics that applies to Mr. Peterson who is the Fund’s principal executive, financial and accounting officer or persons performing similar functions regardless of whether these individuals are employed by the Fund or a third party in order to prepare these written standards that are reasonably designed to deter wrongdoing and to:

a.	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

b.	Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities & Exchange Commission and in all public communications;

c.	Compliance with all applicable governmental laws, rules and regulations;

d.	Prompt internal reporting of violations of the code, should any ever occur, to all principal officers of the Fund and all appropriate persons identified in the code; and

e.	The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.

Item 3.  Audit Committee Financial Expert

Mr. Peterson is still responsible for the approval of all financial documentation. The current Fund Auditor is Meyler & Company, P.C.

The Board of Directors of the Fund has determined that Mr. John S. Zaborowski (Chairman of the Board of Directors) is the Audit Committee’s Chairman and has the financial responsibility along with Mr. Peterson for all financial documentation.Mr. Zaborowski is Independent Director, as defined under Item 3 (a)(1)(i) as stated in Form N-CSR wherein for the year ended December 31, 20010, he did not accept directly or indirectly any consulting, advisory, or compensatory fee from the Fund or he is not an interested person of the Fund as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10.  Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

Donald A. Peterson is the President of the Fund. He handles all financial matters of the Fund and has along with support from the Fund’s Board of Directors instituted additional internal control procedures to not only improve accuracy and safety in all financial matters involved in running the Fund, but also properly publish disclosures of the Fund’s operations.

The SEC conducted a review of the Fund’s internal controls during 2007. The Fund retained independent legal and CPA services to assist the Fund and its manager in responding to the SEC concerns and comments over the Fund’s internal controls, lack of separate legal counsel for the Fund and the lack of an independent custodian of the Fund. As of the date of this report, the Fund's management has periodically retained legal counsel for the Fund, as required.

The Fund’s management conducted a review of the effectiveness of the Fund’s disclosure controls and procedures with the required 90-day period prior to the filing date of this report on Form N-CSR for the purpose of providing reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that:

1.	Pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the Fund,

2.

Provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the Fund are being made only in accordance with authorizations of management and directors of the Fund; and

3.

Provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Fund’s assets that could have a material effect on the financial statements.

Item 12.  Exhibits.

a)	Code of Ethics.
Filed under Item 2 - Code of Ethics

b)	Certifications
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valley Forge Fund, Inc.

/s/ Donald A. Peterson

Donald A. Peterson

President

Date:  August 29, 2013

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

/s/ Donald A. Peterson

Donald A. Peterson

President

Date:  August 29, 2013